General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Administrative Expenses [Abstract]
Summary of administrative expenses

	2022	2021	2020
Professional services	(8,330)	(6,439)	(7,351)
IT and telecom services	(6,061)	(1,762)	(1,085)
Rebate fees	(3,852)	(364)	(30)
Depreciation of right-of-use assets	(2,405)	(1,201)	(1,026)
Travel expenses	(2,190)	(1,137)	(1,586)
Marketing and events	(1,708)	(338)	(495)
Depreciation of property and equipment	(1,420)	(582)	(654)
Occupancy expenses	(1,434)	(578)	(977)
Professional services - SPAC	(807)	—	—
Taxes and contributions	(685)	(340)	(189)
Insurance	(734)	—	—
Materials and supplies	(314)	(191)	(153)
Other administrative expenses	(1,210)	(1,400)	(1,027)
General and Administrative expenses	(31,150)	(14,332)	(14,573)